Merger Agreement	12 Months Ended
Dec. 31, 2012
Merger Agreement
(2)	Merger Agreement

On July 24, 2013, Marathon Bar Corp. (“Marathon Bar”), a Delaware corporation, and MBAR Acquisition Corp. (“Merger Sub”), a wholly owned subsidiary of Marathon Bar, and Lipocine Inc., a privately held company incorporated in Delaware, executed an Agreement and Plan of Merger (“Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into Lipocine and Lipocine was the surviving entity.

The Merger is accounted for as a reverse-merger and recapitalization. Lipocine is the acquirer for financial reporting purposes and Marathon Bar is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of Lipocine and will be recorded at the historical cost basis of Lipocine, and the consolidated financial statements after completion of the Merger include the assets, liabilities and operations of Marathon Bar and Lipocine (“Combined Company”), from the closing date of the Merger. As a result of the recapitalization from the Merger, the historical equity of Lipocine is required to be retrospectively adjusted. Therefore, the historical equity accounts and awards of Lipocine, including par value per share, share and per share numbers included in the 2012 and 2011 financial statements, have been adjusted to reflect the number of shares received in the Merger.